Related party transactions	12 Months Ended
Oct. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions
27. Related party transactions
As at October 31, 2025, the Company had the following transactions with related parties as defined in IAS 24 – Related Party Disclosures, except those pertaining to transactions with key management personnel in the ordinary course of their employment and/or directorship arrangements and transactions with the Company’s shareholders in the form of various financing.
(a) Operational transactions
The Company leases an office and warehouse rental unit (27,000 sq ft) from Grover Properties Inc., a company that is related through a common controlling shareholder and the President & CEO of the Company. The lease was established by an independent real estate valuations services company at prevailing market rates and has annual lease payments totaling $386 per annum. The current lease term is 5 years that ends on December 31, 2028 with one additional 5-year term extension exercisable remaining at the option of the Company.
Following the acquisition of a controlling interest in Remexian on September 2, 2025, Remexian continued to receive facilities and operational support services from INOPHA under an existing service agreement, including seconded personnel support and the provision of Remexian managing director's time through INOPHA. For the period from September 2, 2025 to October 31, 2025, the Company recognized $175 of expense in respect of these services (2024: $nil).
(b) Financing transactions
On August 15, 2022, the Company entered into a $19,000 demand term loan with Connect First credit union (the "Credit Facility") with Tranche 1 - $12,100 available in a single advance, and Tranche 2 - $6,900 available in multiple draws subject to pre-disbursement conditions set. To facilitate the credit facility, the president and CEO of the Company provided limited recourse guarantee against $5,000 worth of High Tide Inc. shares held by the CEO, and affiliates, to be pledged in favor of the Credit Union. The parties agree that this personal guarantee will only be available after all collection efforts against High Tide Inc. have been exhausted, including the sale of High Tide Inc.
(c) Key management personnel

Key management personnel is comprised of Company’s Executive Team and Board of Directors. Key management compensation for the years ended October 31 as follows:

	2025	2024
	$	$
Short-term compensation	4,370	2,688
Termination benefits	-	310
Share-based compensation	3,486	2,070
Total	7,856	5,068